Pension and other postretirement benefits	12 Months Ended
Dec. 31, 2011
Pension and other postretirement benefits
Pension and other postretirement benefits

13                                  Pension and other postretirement benefits

Pursuant to the relevant PRC regulations, the Group is required to make contributions for each employee at a rate of 20% on a standard salary base as determined by the local Social Security Bureau to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees in the PRC. Contributions of RMB10,181, RMB15,644 and RMB22,665 (US$3,601) for the years ended December 31, 2009, 2010 and 2011, respectively, were charged to expense. The Group has no other obligation to make payments in respect of retirement benefits of the employees.